Liability In Respect of Employees' Severance Benefits	12 Months Ended
Dec. 31, 2012
Liability In Respect of Employees' Severance Benefits [Abstract]
Liability In Respect of Employees' Severance Benefits
Note 4 - Liability In Respect of Employees' Severance Benefits

Under Israeli law and labor agreements, the Company is required to make severance payments to dismissed employees and those leaving the Company in certain other circumstances. The Company's severance pay liability to its employees, which is calculated on the basis of the salary of each employee for the last month of the reported period multiplied by the years of such employee's employment, is reflected in the balance sheet and classified as Other Payables and Accrued Liabilities if short-term or as a long-term liability according to the information held by the Company. The Company partially funds this liability by the purchase of managers' insurance policies. The current redemption value of such insurance policies is included in the balance sheet as Assets Held for Severance Benefits, or as Other Current Assets, if short term.

According to Section 14 to the Severance Pay Law ("Section 14") the payments of monthly deposits by a company into recognized severance and pension funds or insurance policies, releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14. Commencing from July 2010, the Company has entered into agreements with a majority of its employees in order to implement Section 14. Therefore, beginning at that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees. Amounts accumulated in the pension funds or insurance policies pursuant to Section 14 are not supervised or administrated by the Company and therefore neither such amounts nor the corresponding accrual are reflected in the balance sheet.

Severance pay expense for the years ended December 31, 2012, 2011 and 2010 was $345,000, $346,000 and $362,000, respectively.